Salaries and other employee expenses - Schedule of salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries and other employee expenses
Wages and salaries	$ 20,837	$ 18,135	$ 13,803
Payroll taxes	2,809	2,196	1,731
Personnel benefits	19,047	12,344	5,134
Share-based payments	4,539	1,544	984
Total	$ 47,232	$ 34,219	$ 21,652